Income Taxes - Components of Net Deferred Income Tax Liability (Detail) - Summit Materials, LLC [Member] - USD ($) $ in Thousands	Jan. 02, 2016	Dec. 27, 2014
Deferred tax (liabilities) assets:
Accelerated depreciation	$ (35,221)	$ (40,141)
Mining reclamation reserve	2,411	2,180
Net operating loss	25,767	7,106
Net intangible assets	880	1,072
Inventory purchase accounting adjustments	1,275	1,275
Investment in limited partnership	(13,135)
Working capital (e.g., accrued compensation, prepaid assets)	387	(10)
Deferred tax liabilities, net	(19,396)	(30,662)
Less valuation allowance on loss carryforwards	(2,523)	(2,523)
Total	$ (21,919)	$ (33,185)